INCOME TAXES - Reconciliation net liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Recognized in net income (loss)	$ (40)	$ (15)	$ 56
Foreign exchange	(670)	454	329
Deferred tax liability related to property, plant and equipment revaluations	5,153	5,178	4,556
The taxable temporary difference attributable to Brookfield Renewables interest in its subsidiaries	5,216	4,952	4,021
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	897	879	869
Recognized in net income (loss)	(58)	16	5
Recognized in equity	0	0	0
Business combination	0	0	0
Foreign exchange	0	2	5
Balance, end of year	839	897	879
Difference between tax and carrying value
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(6,090)	(5,813)	(5,029)
Recognized in net income (loss)	98	(1)	(61)
Recognized in equity	117	(728)	(1,046)
Business combination	(11)	0	(1)
Foreign exchange	(670)	452	324
Balance, end of year	(6,556)	(6,090)	(5,813)
Net deferred tax (liabilities) assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(5,193)	(4,934)	(4,160)
Recognized in net income (loss)	40	15	(56)
Recognized in equity	117	(728)	(1,046)
Business combination	(11)	0	(1)
Foreign exchange	(670)	454	329
Balance, end of year	$ (5,717)	$ (5,193)	$ (4,934)